(LOGO)
                               THE YACKTMAN FUNDS

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                               SEMI-ANNUAL REPORT
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                                                                   JUNE 30, 1998



This report is submitted for the general information of shareholders of The Yacktman Funds. It is not authorized for distribution to prospective investors unless accompanied or preceded by an effective Prospectus for the Funds, which contains more information concerning the Funds' investment policies, as well as fees and expenses and other pertinent information. Read the Prospectus carefully.


THE YACKTMAN FUNDS, INC.
---------------------------------------
MESSAGE TO SHAREHOLDERS
---------------------------------------

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(photo)

Dear Shareholder:

  For investors who purchased shares at THE YACKTMAN FUND'S inception in July, 1992 at $10.00 per share, your initial investment, adjusted for dividends and capital gains, would have grown to $21.82 by the end of the second quarter.

  For investors who purchased shares at THE YACKTMAN FOCUSED FUND'S inception on May 1, 1997 at $10.00 per share, your initial investment, adjusted for dividends and capital gains, would have grown to $12.73 by the end of the second quarter.


-------------------------------------------------------------------------------

                                  THE YACKTMAN        THE YACKTMAN
                                  FUND AVERAGE    FOCUSED FUND AVERAGE
 TIME PERIOD                     ANNUAL RETURNS      ANNUAL RETURNS
-------------------------------------------------------------------------------

 One Year (7/1/97 - 6/30/98)           8.6%               14.3%
 Three Years (7/1/95 - 6/30/98)       20.4%                 N/A
 Five Years (7/1/93 - 6/30/98)        18.0%                 N/A
 Since Inception (7/6/92
      and 5/1/97, respectively)       13.6%               20.9%

The above past performance is not predictive of future results. The investment return and principal value of the Funds will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.
-------------------------------------------------------------------------------

  While our recent performance has not "shot the lights out," our investment strategy has not changed nor will it change. We continue to purchase highly profitable businesses at prices well below their private market valuations.

  Although we have been pressured to change, we remain convinced that our strategy will provide excellent long-term results. As a Morningstar publication recently stated, "Yacktman hasn't changed an iota since leaving Selected American in 1992 to start his own firm. The same investment philosophy that gave him a
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THE YACKTMAN FUNDS, INC.
---------------------------------------

--------------------------------------------------------------------------------
lock on the fund manager hall of fame also leads to occasional performance lulls
- and it makes his Funds jump around the style box, too. Yet Yacktman's clear-cut strategy and stick to-it-iveness are rare finds in the fund industry, and good times outnumber bad. There's good reason to stand by him."

  In our last quarterly report, we commented about the disparity that is appearing between the valuations of the large companies and the rest of the market. It seems as though the market is only concerned about two things: the company's market capitalization (Is it big?) and its price momentum (Has it gone up in the recent past?). The top 50 stocks in the S&P 500 make up about 50% of the capitalization of the index. These stocks have risen in price over 21% since late October and over 24% since late December. In contrast, the decile comprising the smallest capitalization stocks actually slightly declined since late October. As I said in the last quarterly report, such disparities remind me of other "Nifty 50" time periods which eventually came to dramatic ends with substantial declines in stock prices.

  As a result of this market behavior, the larger capitalization stocks now sell at a substantial premium to the S&P 500 as measured by their price/earnings ratios. At the same time, we own a portfolio selling at a big discount to the S&P 500. Please note the disparities as shown in the following table.
--------------------------------------------------------------------------------

                        PRICE/EARNINGS     RELATIVE TO THE
                         (P/E) RATIOS        S&P 500 P/E
--------------------------------------------------------------------------------
The Yacktman Fund             17.0                (26)%
The Yacktman Focused Fund     17.0                (26)%
S&P 500                       23.0                  _
S&P 500 Largest 50            29.0                  26%
--------------------------------------------------------------------------------

The above P/E ratios are weighted by market capitalization and based upon estimated 1998 earnings. The estimated earnings for the above P/E ratios are the consensus forecasts of the institutional analysts as reported each week in the New York and NASDAQ/American Stock Exchange Daily Graphs booklets.
--------------------------------------------------------------------------------

  Among our "ugly ducklings" are several "swans" that we believe will be excellent long-term investments for our share-
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
holders. In most cases, these investments are the Number One company in their industry. They have a cost advantage over the competition, they are gaining market share, and they are much more sheltered from an economic downturn than the average company.

  We appreciate your support during this challenging time. While we cannot guarantee future results, we have a large investment in our Funds (i.e.," we eat our own cooking") and look forward to a very rewarding future.

Sincerely,



/s/ Donald A. Yacktman
Donald A. Yacktman



THE YACKTMAN FUND
---------------------------------------

TOP TWELVE EQUITY HOLDINGS
June 30, 1998
--------------------------------------------------------------------------------

                               PERCENTAGE OF
                                NET ASSETS
--------------------------------------------------------------------------------
Philip Morris Cos., Inc.           14.8%
First Data Corp.                   12.9%
Department 56, Inc.                 6.3%
Dentsply International, Inc.        5.5%
First Health Group Corporation      5.4%
Reebok International Ltd.           5.3%
Franklin Covey Co.                  5.1%
United Asset Management Corp.       5.1%
Fruit of the Loom, Inc.             4.4%
Intimate Brands, Inc.               4.0%
Clorox Co.                          3.9%
Whitman Corp.                       3.5%
                                  ------
TOTAL                              76.2%

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THE YACKTMAN FUND
---------------------------------------
PURCHASES & SALES
For the Quarter Ended June 30, 1998
--------------------------------------------------------------------------------

                                     NET SHARES         CURRENT
PURCHASES                             PURCHASED       SHARES HELD
--------------------------------------------------------------------------------
DENTSPLY INTERNATIONAL, INC.           466,700         1,751,700

FRANKLIN COVEY CO.                      48,500         2,126,400

ROLLINS, INC.                           21,000         1,276,000
--------------------------------------------------------------------------------

                                     NET SHARES         CURRENT
SALES                                   SOLD          SHARES HELD
--------------------------------------------------------------------------------
A.C. Nielsen Corp.                     240,000           392,000

AnnTaylor Stores Corp.                 375,000                 _

Clorox Co.                             135,000           325,000

Department 56, Inc.                     20,000         1,410,000

First Data Corp.                        30,000         3,070,000

Fruit of the Loom, Inc.                450,000         1,050,000

Hussmann Intemational, Inc.<F1>        250,000                 _

Intimate Brands, Inc.                  338,000         1,157,000

Philip Morris Cos., Inc.               400,000         3,000,000

Reuters Holdings ADS                   344,500                 _

Topps Co. (The)                        500,000                 _

United Asset Management Corp.          110,000         1,550,000

Valassis Communications, Inc.           45,600           335,400

Whitman Corp.                          675,000         1,200,000

<F1> Spin-off from Whitman Corp. on 1/30/98.

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THE YACKTMAN FUND
---------------------------------------
PORTFOLIO OF INVESTMENTS
June 30, 1998 (Unaudited)
--------------------------------------------------------------------------------

                                       NUMBER
                                      OF SHARES          VALUE
--------------------------------------------------------------------------------
COMMON STOCKS - 97.3%

APPAREL/SHOES - 9.7%
Fruit of the Loom, Inc.<F1>          1,050,000     $  34,846,875
Reebok International Ltd. <F1>       1,515,000        41,946,562
                                                   -------------
                                                      76,793,437
                                                   -------------

CONGLOMERATES - 3.5%
Whitman Corp.                        1,200,000        27,525,000
                                                   -------------

CONSUMER GOODS - 9.3%
Department 56, Inc. <F1><F2>         1,410,000        50,055,000
Jostens, Inc.                        1,010,000        24,366,250
                                                   -------------
                                                      74,421,250
                                                   -------------

FINANCIAL SERVICES - 17.9%
First Data Corp.                     3,070,000       102,269,375
United Asset Management Corp.        1,550,000        40,590,625
                                                   -------------
                                                     142,860,000
                                                   -------------

FOOD/TOBACCO - 14.8%
Philip Morris Cos., Inc.             3,000,000       118,125,000
                                                   -------------

HOUSEHOLD PRODUCTS - 5.6%
Clorox Co.                             325,000        30,996,875
Tupperware Corp.                       480,000        13,500,000
                                                   -------------
                                                      44,496,875
                                                   -------------

INSURANCE - 1.6%
Selective Insurance Group              570,000        12,771,563
                                                   -------------

MEDIA - 3.5%
A.C. Nielsen Corp. <F1>                392,000         9,898,000
American Media, Inc., Class A<F1><F2>1,200,000         7,950,000
King World Productions, Inc. <F1>      400,000        10,200,000
                                                   -------------
                                                      28,048,000
                                                   -------------

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THE YACKTMAN FUND
---------------------------------------
PORTFOLIO OF INVESTMENTS (cont'd)
June 30, 1998 (Unaudited)
--------------------------------------------------------------------------------

                                       NUMBER
                                      OF SHARES          VALUE
--------------------------------------------------------------------------------
MEDICAL SERVICES - 5.4%
First Health Group Corp. <F1>        1,500,000     $  42,750,000
                                                   -------------

MEDICAL SUPPLIES - 5.5%
Dentsply International, Inc.         1,751,700        43,792,500
                                                   -------------

RETAILING - 4.0%
Intimate Brands, Inc.                1,157,000        31,889,812
                                                   -------------

SERVICES - 13.3%
Block H&R, Inc.                        483,400        20,363,225
Franklin Covey Co. <F1><F2>          2,126,400        40,933,200
Jenny Craig, Inc. <F1>                 843,800         5,115,538
Rollins, Inc.                        1,276,000        26,158,000
Valassis Communications, Inc. <F1>     335,400        12,933,862
                                                   -------------
                                                     105,503,825
                                                   -------------

TIRES AND RUBBER - 3.2%
Bandag, Inc., Class A<F2>              734,700        25,347,150
                                                   -------------

Total Common Stocks
 (cost $629,209,482)                                 774,324,412
                                                   -------------
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
                                      PRINCIPAL
                                       AMOUNT            VALUE
--------------------------------------------------------------------------------
COMMERCIAL PAPER - 2.8%

American Express,
5.50%, 7/1/98                      $17,700,000     $  17,700,000
WPS Resources Corp.,
5.96%, 7/1/98                        5,000,000         5,000,000
                                                   -------------

Total Commercial Paper
   (cost $22,700,000)                                 22,700,000
                                                   -------------

DEMAND NOTES
(VARIABLE RATE) - 0.0%

Pitney Bowes Credit Corp.
   (cost $574)                             574               574
                                                   -------------

Total Investments - 100.1%
   (cost $651,910,056)                               797,024,986

Liabilities less Other Assets - (0.1)%               (1,065,233)
                                                   -------------

Net Assets - 100% (equivalent
   to $14.46 per share based on
   55,048,419 shares outstanding)                   $795,959,753
                                                   =============

<F1> Non-income producing
<F2> Affiliated company - See Note 7


See notes to financial statements
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THE YACKTMAN FOCUSED FUND
---------------------------------------
PURCHASES & SALES
For the Quarter Ended June 30, 1998
--------------------------------------------------------------------------------


                                      NET SHARES         CURRENT
PURCHASES                             PURCHASED        SHARES HELD
--------------------------------------------------------------------------------

DENTSPLY INTERNATIONAL, INC.            65,000           145,000

DEPARTMENT 56, INC.                     27,300           402,300

FIRST DATA CORP.                        10,000           210,000

PHILIP MORRIS COS., INC.                30,000           230,000

--------------------------------------------------------------------------------


                                      NET SHARES         CURRENT
SALES                                    SOLD          SHARES HELD
--------------------------------------------------------------------------------
AnnTaylor Stores Corp.                  25,000                 _



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THE YACKTMAN FOCUSED FUND
---------------------------------------
PORTFOLIO OF INVESTMENTS
June 30, 1998 (Unaudited)
--------------------------------------------------------------------------------

                                       NUMBER
                                      OF SHARES          VALUE
--------------------------------------------------------------------------------

COMMON STOCKS - 88.6%

APPAREL/SHOES - 8.7%
Fruit of the Loom, Inc.<F1>            100,000      $  3,318,750
Reebok International Ltd.<F1>          100,000         2,768,750
                                                   -------------
                                                       6,087,500
                                                   -------------

CONGLOMERATES - 3.3%
Whitman Corp.<F3>                      100,000         2,293,750
                                                   -------------

CONSUMER GOODS - 23.9%
Department 56, Inc.<F1><F3>            402,300        14,281,650
Jostens, Inc.                          100,000         2,412,500
                                                   -------------
                                                      16,694,150
                                                   -------------

FINANCIAL SERVICES - 14.5%
First Data Corp.                       210,000         6,995,625
United Asset Management Corp.          120,000         3,142,500
                                                   -------------
                                                      10,138,125
                                                   -------------

FOOD/TOBACCO - 13.0%
Philip Morris Cos., Inc.<F3>           230,000         9,056,250
                                                   -------------

MEDICAL SERVICES - 5.2%
First Health Group Corp.<F1>           126,000         3,591,000
                                                   -------------

MEDICAL SUPPLIES - 5.2%
Dentsply International, Inc.           145,000         3,625,000
                                                   -------------

RETAILING - 4.0%
Intimate Brands, Inc.                  100,000         2,756,250
                                                   -------------

SERVICES - 10.8%
Franklin Covey Co.<F1>                 220,000         4,235,000
Rollins, Inc.                          160,000         3,280,000
                                                   -------------
                                                       7,515,000
                                                   -------------

Total Common Stocks
 (cost $58,103,680)                                   61,757,025
                                                   -------------

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THE YACKTMAN FOCUSED FUND
---------------------------------------
PORTFOLIO OF INVESTMENTS (cont'd.)
June 30, 1998 (Unaudited)
--------------------------------------------------------------------------------

                                      PRINCIPAL
                                       AMOUNT            VALUE
--------------------------------------------------------------------------------

DEMAND NOTES
(VARIABLE RATE) - 11.2%

American Family Financial Services  $  859,013     $     859,013
General Mills, Inc.                  2,286,232         2,286,232
Johnson Controls, Inc.               1,327,253         1,327,253
Pitney Bowes Credit Corp.            1,849,432         1,849,432
Warner-Lambert, Inc.                 1,463,011         1,463,011
                                                   -------------

Total Demand Notes
   (cost $7,784,941)                                   7,784,941
                                                   -------------

--------------------------------------------------------------------------------
                                       NUMBER
                                    OF CONTRACTS         VALUE
--------------------------------------------------------------------------------
PUT OPTIONS PURCHASED - 0.3%

Philip Morris Cos., Inc.
  Expiring Jan. 1999 @ $26.625             320             8,000
  Expiring Jan. 1999 @ $33.375           1,080           108,000
  Expiring Jan. 2000 @ $30.00              200            34,376
  Expiring Jan. 2000 @ $35.00              200            60,000
                                                   -------------

Total Put Options Purchased
   (cost $395,086)                                       210,376
                                                   -------------

Total Investments - 100.1%
   (cost $66,283,707)                                 69,752,342
                                                   -------------
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                       NUMBER
                                    OF CONTRACTS         VALUE
--------------------------------------------------------------------------------
PUT OPTIONS WRITTEN - (0.1)%

NIKE, Inc., Class B
  Expiring Jan. 1999 @ $37.50              850    $     (47,812)
  (premium received $201,618)

Other Liabilities less Other Assets - 0.0%              (17,917)
                                                   -------------

Net Assets - 100% (equivalent
  to $12.10 per share based on
  5,757,647 shares outstanding)                      $69,686,613
                                                   =============


<F1> Non-income producing
<F3> All or a portion of security pledged as collateral to cover written put options


See notes to financial statements
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THE YACKTMAN FUNDS, INC.
------------------------------------------
STATEMENTS OF ASSETS & LIABILITIES
June 30, 1998 (Unaudited)

--------------------------------------------------------------------------------
                                          THE YACKTMAN       THE YACKTMAN
                                              FUND           FOCUSED FUND
--------------------------------------------------------------------------------
ASSETS:
  Investments at value
   Nonaffiliated issuers
    (cost $536,523,294, and
    $66,283,707, respectively)           $672,739,636        $69,752,342
   Affiliated issuers
    (cost $115,386,762, and
    $0, respectively)                     124,285,350                  _
  Cash                                         10,210                498
  Receivable for fund shares issued            19,476              5,500
  Dividends and interest receivable         2,213,274            163,530
  Prepaid expenses                             42,102             32,120
  Due from adviser                                  _              2,989
                                        -------------      -------------
    Total Assets                          799,310,048         69,956,979
                                        -------------      -------------

LIABILITIES:
  Put options written at value
   (premiums received $0 and
   $201,618, respectively)                          _             47,812
  Payable for fund shares redeemed            808,362             33,460
  Accrued investment advisory fees            425,432             57,468
  Accrued expenses                            465,048             16,473
  Shareholder distributions payable         1,651,453            115,153
                                        -------------      -------------
    Total Liabilities                       3,350,295            270,366
                                        -------------      -------------

NET ASSETS                               $795,959,753        $69,686,613
                                        =============      =============

NET ASSETS CONSIST OF:
  Capital stock                          $576,952,256        $64,336,502
  Undistributed net
   investment income                           70,264             30,421
  Undistributed net realized gains         73,822,303          1,697,249
  Net unrealized appreciation
   on investments and written
   put options                            145,114,930          3,622,441
                                        -------------      -------------
    Total Net Assets                     $795,959,753        $69,686,613
                                        =============      =============

CAPITAL STOCK, $.0001 par value
  Authorized                              500,000,000        500,000,000
  Issued and outstanding                   55,048,419          5,757,647

NET ASSET VALUE,
REDEMPTION PRICE AND
OFFERING PRICE PER SHARE                       $14.46             $12.10
                                               ======             ======
See notes to financial statements
--------------------------------------------------------------------------------


------------------------------------------
STATEMENTS OF OPERATIONS
For the Six Months Ended June 30, 1998 (Unaudited)

--------------------------------------------------------------------------------
                                          THE YACKTMAN       THE YACKTMAN
                                              FUND           FOCUSED FUND
--------------------------------------------------------------------------------
INVESTMENT INCOME:
  Dividend income                    $ 10,125,511<F1>        $   347,669
  Interest income                           1,146,588            276,142
                                        -------------      -------------
                                           11,272,099            623,811
                                        -------------      -------------

EXPENSES:
  Investment advisory fees                  2,962,578            338,032
  Shareholder servicing fees                  703,950             17,376
  12b-1 plan distribution fees                247,970                  _
  Administration and
   accounting fees                            189,040             24,794
  Custody fees                                 86,790              7,439
  Reports to shareholders                      86,780              7,439
  Federal and state
   registration fees                           68,680             19,838
  Professional fees                            30,734             27,023
  Directors' fees and expenses                 14,380                498
  Miscellaneous costs                           7,241                308
                                        -------------      -------------

  Total expenses before reductions
   and reimbursements                       4,398,143            442,747
  Expense reductions (See Note 6)            (84,088)                  _
  Expense reimbursements
   (See Note 4)                                     _           (20,207)
                                        -------------      -------------

  Net expenses                              4,314,055            422,540
                                        -------------      -------------

NET INVESTMENT INCOME                       6,958,044            201,271
                                        -------------      -------------

REALIZED AND UNREALIZED GAIN:
  Net realized gain on:
   Investments                             74,273,269          1,624,156
   Written put options                              _             61,249
  Change in unrealized
   appreciation on:
   Investments                           (42,317,602)          2,963,220
   Written put options                              _            316,630
                                        -------------      -------------

  Net gain                                 31,955,667          4,965,255
                                        -------------      -------------

NET INCREASE IN NET ASSETS
RESULTING FROM OPERATIONS                 $38,913,711         $5,166,526
                                        =============      =============

<F1>  Net of $62,527 in foreign withholding taxes

See notes to financial statements
--------------------------------------------------------------------------------

THE YACKTMAN FUNDS, INC.
------------------------------------------

STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------


                                                                                                            The Yacktman
                                                                          The Yacktman Fund                 Focused Fund
--------------------------------------------------------------           --------------------           -------------------

                                                                    Six Months                       Six Months
                                                                       Ended           Year            Ended      May 1, 1997 (1)
                                                                   June 30, 1998      Ended        June 30, 1998      through
                                                                    (Unaudited)   Dec. 31, 1997     (Unaudited)    Dec. 31, 1997
--------------------------------------------------------------   ------------------------------- --------------------------------

OPERATIONS:
  Net investment income                                            $  6,958,044   $  15,666,225      $  201,271       $  223,785
  Net realized gain on investments                                   74,273,269     105,107,464       1,685,405        1,325,551
  Change in net unrealized appreciation
     on investments                                                (42,317,602)      43,289,598       3,279,850          342,591
                                                                  -------------  --------------    ------------      -----------
  Net increase in net assets resulting from operations               38,913,711     164,063,287       5,166,526        1,891,927
                                                                  -------------  --------------    ------------      -----------

CAPITAL SHARE TRANSACTIONS:
  Proceeds from shares sold                                          61,436,889     519,726,430      23,662,914       62,749,613
  Proceeds from reinvestment of dividends                             4,842,004     111,934,459          51,110        1,425,206
                                                                  -------------  --------------    ------------      -----------
                                                                     66,278,893     631,660,889      23,714,024       64,174,819

  Payments for shares redeemed                                    (384,455,380)   (348,444,175)    (17,468,965)      (6,062,180)
                                                                  -------------  --------------    ------------      -----------
  Net increase (decrease)                                         (318,176,487)     283,216,714       6,245,059       58,112,639
                                                                  -------------  --------------    ------------      -----------

DIVIDENDS PAID FROM:
  Net investment income                                             (6,916,792)    (15,657,189)       (171,033)        (243,505)
  Net realized gains                                                          _   (105,100,153)               _      (1,315,000)
                                                                  -------------  --------------    ------------      -----------
                                                                    (6,916,792)   (120,757,342)       (171,033)      (1,558,505)
                                                                  -------------  --------------    ------------      -----------


TOTAL INCREASE (DECREASE) IN NET ASSETS                           (286,179,568)     326,522,659      11,240,552       58,446,061

NET ASSETS:
  Beginning of period                                             1,082,139,321     755,616,662      58,446,061                _
                                                                  -------------  --------------    ------------      -----------

  End of period (including undistributed net
     investmentincome of $70,264, $23,937, $30,421
     and $1,476, respectively)                                  $   795,959,753  $1,082,139,321     $69,686,613      $58,446,061
                                                                  =============  ==============    ============      ===========


TRANSACTIONS IN SHARES:
  Shares sold                                                         4,246,841      35,997,446       2,006,633        5,618,285
  Issued in reinvestment of dividends                                   320,511       7,895,132           4,073          125,719
  Shares redeemed                                                  (26,521,181)    (23,525,455)     (1,465,187)        (531,876)
                                                                  -------------  --------------    ------------      -----------
  Net increase (decrease)                                          (21,953,829)      20,367,123         545,519        5,212,128
                                                                  =============  ==============    ============      ===========

<F1> Commencement of operations
See notes to financial statements

---------------------------------------------------------------------------------------------------------------------------------



---------------------------------------------------------------------------------------------------------------------------------

THE YACKTMAN FUNDS, INC.
------------------------------------------------

FINANCIAL HIGHLIGHTS



                                              The Yacktman Fund                           The Yacktman Fund
-------------------------------------------------------------------       ----------------------------------------------------

                                        Six Months         Year               Year          Year        Year            Year
                                          Ended           Ended               Ended        Ended       Ended            Ended
                                      June 30, 1998      Dec. 31,           Dec. 31,      Dec. 31,    Dec. 31,        Dec. 31,
                                       (Unaudited)         1997               1996          1995        1994            1993
-------------------------------------------------------------------       ----------------------------------------------------

Net asset value, beginning
  of period                               $14.05         $13.34              $12.09       $10.05       $9.56           $10.39

Income from investment
  operations:
  Net investment income                     0.11           0.22                0.24         0.22        0.22             0.14
  Net realized and unrealized
    gains (losses) on investments           0.41           2.21                2.90         2.81        0.61           (0.83)
                                         -------        -------             -------      -------     -------          -------
  Total from investment
    operations                              0.52           2.43                3.14         3.03        0.83           (0.69)
                                         -------        -------             -------      -------     -------          -------

Less distributions:
  Dividends from net
    investment income                     (0.11)         (0.22)              (0.24)       (0.22)      (0.22)           (0.14)
  Distributions from net
    realized gains                             _         (1.50)              (1.65)       (0.77)      (0.12)                _
                                         -------        -------             -------      -------     -------          -------
  Total distributions                     (0.11)         (1.72)              (1.89)       (0.99)      (0.34)           (0.14)
                                         -------        -------             -------      -------     -------          -------
Net asset value, end of
  period                                  $14.46         $14.05              $13.34       $12.09      $10.05            $9.56
                                         =======        =======             =======      =======     =======          =======

Total Return                           3.68%<F1>         18.28%              26.02%       30.42%       8.80%          (6.58)%
                                         =======        =======             =======      =======     =======          =======

Supplemental data and ratios:
  Net assets, end of period (000s)      $795,960     $1,082,139            $755,617     $566,723    $295,133         $143,024
                                         =======        =======             =======      =======     =======          =======
  Ratio of expenses before expense
    reductions to average net assets
    (See Note 6)                       0.93%<F2>          0.90%               0.96%        0.99%       1.07%            1.18%
                                         =======        =======             =======      =======     =======          =======
  Ratio of net expenses to average
    net assets                         0.91%<F2>          0.86%               0.90%        0.91%       1.07%            1.18%
                                         =======        =======             =======      =======     =======          =======
  Ratio of net investment income to
    average net assets                 1.47%<F2>          1.54%               1.80%        2.02%       2.49%            1.61%
                                         =======        =======             =======      =======     =======          =======

  Portfolio turnover rate                  8.87%         69.13%              58.54%       55.37%      49.44%           61.14%
                                         =======        =======             =======      =======     =======          =======
<F1>  Not annualized
<F2>  Annualized


See notes to financial statements
-------------------------------------------------------------------------------




THE YACKTMAN FUNDS, INC.
----------------------------------------------
FINANCIAL HIGHLIGHTS (cont'd.)


                                                    THE YACKTMAN
                                                    FOCUSED FUND
--------------------------------------------------------------------------------
                                           SIX MONTHS
                                              ENDED          MAY 1, 1997<F1>
                                          JUNE 30, 1998          THROUGH
                                           (UNAUDITED)        DEC. 31, 1997
--------------------------------------------------------------------------------

Net asset value, beginning
  of period                                    $11.21              $10.00

Income from investment
  operations:
  Net investment income                          0.04                0.07
  Net realized and unrealized
   gains on investments                          0.88                1.47
                                              -------             -------
  Total from investment
   operations                                    0.92                1.54
                                              -------             -------

Less distributions:
  Dividends from net
   investment income                           (0.03)              (0.07)
  Distributions from net
   realized gains                                   _              (0.26)
                                              -------             -------
  Total distributions                          (0.03)              (0.33)
                                              -------             -------
Net asset value, end of
  period                                       $12.10              $11.21
                                              =======             =======

Total Return                                8.20%<F2>          15.38%<F2>
                                              =======             =======

Supplemental data and ratios:
  Net assets, end of period (000s)            $69,687             $58,446
                                              =======             =======
  Ratio of net expenses to average
   net assets                           1.25%<F3><F4>       1.25%<F3><F4>
                                              =======             =======
  Ratio of net investment income
   to average net assets                0.60%<F3><F4>       1.02%<F3><F4>
                                              =======             =======

  Portfolio turnover rate                      23.51%              60.43%
                                              =======             =======

<F1> Commencement of operations
<F2> Not annualized
<F3> Annualized
<F4> Net of reimbursements. Without the fee waiver, the ratio of expenses to average net assets would have been 1.31% and 1.71% and the ratio of net investment income to average net assets would have been 0.54% and 0.56% for the periods ended June 30, 1998 and December 31, 1997, respectively.

See notes to financial statements
--------------------------------------------------------------------------------


THE YACKTMAN FUNDS, INC.
-----------------------------------------
NOTES TO THE FINANCIAL STATEMENTS
June 30, 1998 (Unaudited)
--------------------------------------------------------------------------------
1.  ORGANIZATION
The Yacktman Funds, Inc. (the "Funds") is registered as an open-end management investment company under the Investment Company Act of 1940 (the "1940 Act"). The Funds consist of two investment portfolios: The Yacktman Fund is a diversified fund and commenced operations July 6, 1992 and The Yacktman Focused Fund is a non-diversified fund that commenced operations May 1, 1997. The objective of each of the Funds is to produce long-term growth of capital with current income as a secondary objective. Yacktman Asset Management Co. is the Funds' investment adviser (the "Adviser").

2.  SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements. The financial statements have been prepared in conformity with generally accepted accounting principles which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates.

A) INVESTMENT VALUATION - Securities which are traded on a recognized stock exchange are valued at the last sale price on the securities exchange on which such securities are primarily traded or at the last sale price on the national securities market. Exchange-traded securities for which there were no transactions are valued at the current bid prices. Securities traded on only over-the-counter markets are valued on the basis of closing over-the-counter bid prices. Short-term debt instruments maturing within 60 days are valued by the amortized cost method. Variable rate demand notes are valued at cost which approximates market value. Put options written or purchased by The Yacktman Focused Fund are valued at the last sales price if such last sales price is between the current bid and asked prices. Otherwise, put options are valued at the mean between the current bid and asked prices. Any securities for which market quotations are not readily available are valued at their fair value as determined in good faith by the Board of Directors.
-------------------------------------------------------------------------------

THE YACKTMAN FUNDS, INC.
-----------------------------------------
NOTES TO THE FINANCIAL STATEMENTS (cont'd.)
June 30, 1998 (Unaudited)
--------------------------------------------------------------------------------

B) PUT OPTIONS - Premiums received by The Yacktman Focused Fund upon writing put options are recorded as an asset with a corresponding liability which is subsequently adjusted to the current market value of the option. When an option expires or is closed, the Fund realizes a gain or loss, and the liability is eliminated. The Fund continues to bear the risk of adverse movements in the price of the underlying asset during the period of the option, although any potential loss, which is limited to the strike price of the option, would be reduced by the amount of the option premium received. The Yacktman Focused Fund's activity in written put options for the six months ended June 30, 1998 was as follows:
                                       NUMBER OF
                                       CONTRACTS         PREMIUMS
Options outstanding at 12/31/97          1,250          $296,864
Options written                            800           122,371
Options closed                            (500)          (70,623)
Options exercised                         (450)         (111,683)
Options expired                           (250)          (35,311)
Options outstanding at 6/30/98             850          $201,618
                                           ===          =========

C) FEDERAL INCOME TAXES - It is each Fund's policy to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all investment company net taxable income and net capital gains to its shareholders in a manner which results in no tax cost to the Fund. Therefore, no federal income tax provision is required.

D) DISTRIBUTIONS TO SHAREHOLDERS - Dividends from net investment income are declared and paid quarterly. Distributions of net realized capital gains, if any, are declared and paid at least annually. Distributions to shareholders are recorded on the ex-dividend date. The Funds periodically make reclassifications among certain of its capital accounts as a result of the recognition and characterization of certain income and capital gain distributions determined annually in accordance with federal tax regulations which may differ from generally accepted accounting principles. Accordingly, at June 30, 1998 reclassifications were recorded to
-------------------------------------------------------------------------------


-------------------------------------------------------------------------------
increase (decrease) undistributed net investment income by $5,075 and ($1,293) and increase (decrease) undistributed net realized gains by ($5,075) and $1,293 for The Yacktman Fund and The Yacktman Focused Fund, respectively.

E) OTHER - Investment transactions are accounted for on the trade date. The Funds determine gain or loss realized from investment transactions by comparing the original cost of the security lot sold with the net sale proceeds. Dividend income is recognized on the ex-dividend date and interest income is recognized on an accrual basis.

3.  INVESTMENT TRANSACTIONS
The aggregate purchases and sales of securities, excluding short-term securities, for the Funds for the six months ended June 30, 1998 were as follows:
                                    THE YACKTMAN      THE YACKTMAN
                                        FUND          FOCUSED FUND

Purchases
  U.S. Government                             _                 _
  Other                           $  80,651,813       $23,315,333
Sales
  U.S. Government                     4,500,000                 _
  Other                             344,412,544        13,656,444

At June 30, 1998 gross unrealized appreciation and depreciation on investments on a tax basis were as follows:


                                   THE YACKTMAN       THE YACKTMAN
                                       FUND           FOCUSED FUND

Appreciation                       $179,767,057        $7,344,182
Depreciation                       (34,717,802)       (3,875,547)
                                   ------------      ------------
  Net appreciation on investments  $145,049,255        $3,468,635
                                   ============      ============

The cost of investments for federal income tax purposes was $651,975,731 and $66,283,707 for The Yacktman Fund and The Yacktman Focused Fund, respectively.
--------------------------------------------------------------------------------

THE YACKTMAN FUNDS, INC.
-----------------------------------------
NOTES TO THE FINANCIAL STATEMENTS (cont'd.)
June 30, 1998 (Unaudited)
--------------------------------------------------------------------------------
4.  INVESTMENT ADVISORY AGREEMENT
The Funds have agreements with the Adviser, with whom certain officers and directors of the Fund are affiliated, to furnish investment advisory services to the Funds. Under the terms of these agreements, The Yacktman Fund will pay the Adviser a monthly fee at the annual rate of 0.65% on the first $500,000,000 of average daily net assets, 0.60% on the next $500,000,000 of average daily net assets and 0.55% on average daily net assets in excess of $1,000,000,000, and The Yacktman Focused Fund will pay the Adviser a monthly fee at the annual rate of 1% of its average daily net assets. The agreements further stipulate that the Adviser will reimburse the Funds for annual expenses exceeding certain specified levels. In addition to the reimbursements required under the agreements, the Adviser has voluntarily agreed to reimburse The Yacktman Focused Fund for all expenses exceeding 1.25% of its average daily net assets.

5.  DISTRIBUTION PLAN
The Yacktman Fund has adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the 1940 Act. For the six months ended June 30, 1998, payments under the Plan represented 0.05% per annum of the Fund's total average net assets. Such payments may not exceed 0.25% of the average daily net assets of the Fund. Payments may be made only to distributors employed by the Fund with respect to shares beneficially owned by each such distributor's brokerage clients who established their Fund accounts PRIOR TO December 31, 1992.

6.  EXPENSE REDUCTIONS
The Adviser has directed certain of The Yacktman Fund portfolio trades to brokers at best price and execution and has generated directed brokerage credits to be used against sub-transfer agency fees. Shareholders benefit under this arrangement as the net expenses of The Yacktman Fund do not include such sub-transfer agency fees. For the six months ended June 30, 1998, The Yacktman Fund's expenses were reduced $84,088 by utilizing directed brokerage credits resulting in an expense ratio of 0.91% being charged to shareholders. In accordance with Securities and Exchange Commission requirements, such amount is required to be shown as an expense and has been included in shareholder servicing fees in the Statement of Operations.

7.  TRANSACTIONS WITH AFFILIATES
The following is an analysis of transactions for the six months ended June 30, 1998 for The Yacktman Fund with "affiliated companies" (an affiliated company is defined by the 1940 Act as a company in which a Fund owns 5% or more of that company's outstanding voting shares):




                                                                                                             Amount of
                                                                                              Amount of     Gain (Loss)
                                                                                              Dividends      Realized
                                                      Share Activity                           Credited       on Sale
                                     ----------------------------------------------------     to Income      of Shares
                                     Balance                                    Balance       in Fiscal      in Fiscal
Security Name                       12/31/97     Purchases        Sales         6/30/98          1998          1998
---------------                     ---------    ----------      -------       ---------      ----------    ----------
American Media,
  Inc., Class A                    1,200,000           _               _       1,200,000             __                _
Bandag, Inc.,
  Class A                            734,700           _               _         734,700       $404,085                _
Department 56, Inc.                1,790,000      70,000         450,000       1,410,000              _       $4,227,942
Franklin Covey Co.                 2,270,000      86,400         230,000       2,126,400             __         (39,848)



--------------------------------------------------------------------------------------------------------------------------

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--------------------------------------------------------------------------------


FOR FUND INFORMATION AND
SHAREHOLDER SERVICES, CALL
1-800-525-8258





THE YACKTMAN FUNDS, INC.
Shareholder Services Center
615 East Michigan Street, 3rd Floor
Milwaukee, Wisconsin 53201-5207

-------------------------------------------------------------------------------
YA-410-0798